Leases - Schedule of right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	€ 758	€ 906
Impairment	0	(43)	€ 2
Right-of-use assets at end of period	920	758	906
Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	1,708	1,709
Additions	363	131
Acquisitions through business combinations	57
Assets held for sale		(72)
Retirements	(109)	(86)
Translation differences	(85)	26
Right-of-use assets at end of period	1,934	1,708	1,709
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(950)	(803)
Assets held for sale		44
Retirements	105	86
Translation differences	46	(11)
Depreciation	(215)	(223)
Impairment		(43)
Right-of-use assets at end of period	(1,014)	(950)	(803)
Buildings
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	609	757
Right-of-use assets at end of period	779	609	757
Buildings | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	1,422	1,434
Additions	280	36
Acquisitions through business combinations	57
Assets held for sale		(25)
Retirements	(50)	(48)
Translation differences	(76)	25
Right-of-use assets at end of period	1,633	1,422	1,434
Buildings | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(813)	(677)
Assets held for sale		4
Retirements	50	48
Translation differences	42	(10)
Depreciation	(133)	(135)
Impairment		(43)
Right-of-use assets at end of period	(854)	(813)	(677)
Other
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	149	149
Right-of-use assets at end of period	141	149	149
Other | Gross carrying amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	286	275
Additions	83	95
Acquisitions through business combinations	0
Assets held for sale		(47)
Retirements	(59)	(38)
Translation differences	(9)	1
Right-of-use assets at end of period	301	286	275
Other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets at beginning of period	(137)	(126)
Assets held for sale		40
Retirements	55	38
Translation differences	4	(1)
Depreciation	(82)	(88)
Impairment		0
Right-of-use assets at end of period	€ (160)	€ (137)	€ (126)